UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.8%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,741,696
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	54,071
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,596,662

		$10,392,429

Education — 29.3%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$224,432
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,468,134
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	222,270
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	116,173
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	220,624
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/20	760	887,946
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,114,274
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	866,256
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	323,133
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	454,884
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	268,166
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,173,600
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,075,300
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,458,499
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,276,900
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,224,160
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	560,990
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,029,346
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,337,961
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	283,685
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,735,310
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,684,348

		$63,006,391

Electric Utilities — 1.6%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,344,188

		$3,344,188

General Obligations — 11.1%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$5,135,342
New York, 5.00%, 2/15/34(1)	7,250	8,177,275
New York City, 5.00%, 8/1/34(1)	8,650	9,634,370
Peekskill, 5.00%, 6/1/35	465	493,742
Peekskill, 5.00%, 6/1/36	490	519,547

		$23,960,276

Hospital — 10.3%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$689,638
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	883,017
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	9,824,727
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,235,698

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	$2,055	$2,160,915
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,462,212

		$22,256,207

Housing — 1.7%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,605,025
New York Mortgage Agency, 3.55%, 10/1/33	1,000	977,410

		$3,582,435

Industrial Development Revenue — 1.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$566,729
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,707,696

		$2,274,425

Insured-Education — 18.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,043,733
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,000,775
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,710,728
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,655,686
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,555,144
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	3,925,163
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,259,645
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,279,661
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,151,770
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,422,840

		$39,005,145

Insured-Electric Utilities — 6.1%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,795,550
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,440,864

		$13,236,414

Insured-Escrowed/Prerefunded — 3.5%
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$2,250	$2,437,200
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), Prerefunded to 8/1/14, 5.00%, 8/1/33	2,525	2,535,529
New York Housing Development Corp., (NPFG), Prerefunded to 7/1/15, 5.00%, 7/1/25	2,350	2,464,774

		$7,437,503

Insured-General Obligations — 7.1%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,591,433
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,755,287
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	226,212
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	223,840
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	222,214
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	221,100
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	187,180
Freeport, (AGC), 5.00%, 10/15/20	185	210,865
Freeport, (AGC), 5.00%, 10/15/21	195	220,048
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,191,696
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	877,096
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	917,921
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	869,945
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	906,576

Security	Principal Amount (000’s omitted)	Value
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	$905	$986,287
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,030,180
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,709,934

		$15,347,814

Insured-Hospital — 2.2%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,751,261

		$4,751,261

Insured-Lease Revenue/Certificates of Participation — 2.2%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,297,134
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	869,842
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,645,226

		$4,812,202

Insured-Other Revenue — 2.2%
New York City Cultural Resources Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$5	$5,017
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,050	4,628,178

		$4,633,195

Insured-Special Tax Revenue — 5.8%
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	$2,415	$2,612,885
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,175	2,650,738
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	583,710
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	664,120
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	888,077
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	861,288
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,185	4,238,736

		$12,499,554

Insured-Transportation — 8.6%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,273,848
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	12,149,720

		$18,423,568

Insured-Water and Sewer — 2.9%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$347,214
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,400,548
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,475	1,500,178

		$6,247,940

Other Revenue — 5.7%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,625,680
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,104,991
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,625,106

		$12,355,777

Special Tax Revenue — 19.1%
Metropolitan Transportation Authority Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,419,400
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,125,000
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,157,070
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,394,465
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,408,368
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,723,580

		$41,227,883

Security	Principal Amount (000’s omitted)	Value
Transportation — 11.5%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,787,715
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,662,734
Nassau County Bridge Authority, 5.00%, 10/1/40	300	318,564
New York Thruway Authority, 5.00%, 1/1/37	7,280	7,967,450
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	11,093,600

		$24,830,063

Water and Sewer — 5.6%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$876,948
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	579,320
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,120,720
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,461,550

		$12,038,538

Total Tax-Exempt Investments — 160.5% (identified cost $321,234,839)		$345,663,208

Other Assets, Less Liabilities — (60.5)%		$(130,239,106)

Net Assets — 100.0%		$215,424,102

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 36.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 14.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $407,070.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	75 U.S. Long Treasury Bond	Short	$(10,212,753)	$(10,289,062)	$(76,309)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $76,309.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$178,790,973

Gross unrealized appreciation	$27,085,911
Gross unrealized depreciation	(2,883,676)

Net unrealized appreciation	$24,202,235

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$345,663,208	$—	$345,663,208
Total Investments	$—	$345,663,208	$—	$345,663,208

Liability Description
Futures Contracts	$(76,309)	$—	$—	$(76,309)
Total	$(76,309)	$—	$—	$(76,309)

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014